Interest in Entities - Additional Information (Detail) R$ / shares in Units, R$ in Millions	12 Months Ended
	Dec. 31, 2023 BRL (R$) R$ / shares shares	Dec. 31, 2023 $ / shares	Dec. 31, 2022 BRL (R$) R$ / shares shares	Dec. 31, 2022 $ / shares
Disclosure of subsidiaries [line items]
Proportion of profit before taxes by other entities	5.00%
Eve Holding Inc [Member]
Disclosure of subsidiaries [line items]
Number of shares in entity held by entity or by its subsidiaries or associates | shares	240,899,589		241,500,000
Market capitalization value | R$	R$ 8,537,076		R$ 9,072,537
Par value per share | (per share)	R$ 35.44	$ 7.32	R$ 37.57	$ 7.2